DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
DEBT

NOTE 10 – DEBT

Convertible Loans

During the year ended December 31, 2022, the Company entered into several loan agreements (“Convertible Loans”) with noteholders for a total amount of $7,435 out of which $2,350 are with related parties. Interest on the Convertible Loans accrues at a monthly rate of 2% over the twelve month term of the loan and is payable by the Company at maturity. Any portion of the principal and interest can be converted by the noteholder to the SAFE at any time before maturity.

The noteholders also received SAFEs concurrent with the loan agreement at an amount equal to 20% of the invested loan principal.

During the year ended December 31, 2023, the Company entered into several loan agreements (“Convertible Loans”) with noteholders for a total amount of $495 for which those investors were granted an additional $99 in SAFEs. Interest on the Convertible Loans accrues at a monthly rate of 2% over the twelve-month term of the loan and is payable by the Company at maturity. Any portion of the principal and interest can be converted by the noteholder to the SAFE at any time before maturity.

The Convertible Loans mature 12 months from the effective date and can be extended by an additional 12 months at the discretion of the Company. If the Company elects to extend the maturity date, the noteholders shall receive a one-time extension fee equal to 20% of the loan principal amount. This extension fee shall be issued in SAFE as well.

The Convertible Loans may be prepaid in whole or in part at any time.

Conversion terms:

●	The Convertible Loans may be converted to SAFEs (the “Convertible Loan SAFEs”) at any time.

●	Upon the occurrence of a Qualified Financing which is defined as an equity investment of $15,000 or more, the Company shall repay to noteholder the outstanding balance of the principal and accrued interest (“Purchase Amount”), unless any portion is applied to the Convertible Loan SAFEs pursuant to the terms and conditions of the Convertible Loan agreement.

Key terms of the Convertible Loan SAFEs:

●	Equity Financing – Means, with respect to the Convertible Loan SAFEs, prior to the expiration of such SAFEs, if an equity financing occurs (including through an initial public offering or business combination with a special purpose acquisition company) representing investment proceeds in excess of $15,000, the Company is to automatically issue a number of shares, equal to the Purchase Amount divided by the Conversion Price (as defined below).

●	Conversion Price – Means either: (1) the SAFE Price – which is the price per share equal to the pre-money valuation cap of $350,000 divided by the Company’s capitalization, calculated on an as converted and fully diluted basis or (2) the Discount Price – which is the price per share of the equity instrument sold in such Equity Financing multiplied by the Discount Rate of 75%, whichever calculation results in the greater number of shares.

●	Change of Control Event – Upon the occurrence of a change of control before the termination of the Convertible Loan SAFEs, the Purchase Amount shall automatically convert into the number of shares of the Company equal to the Purchase Amount divided by the Change of Control Conversion Price, calculated as the amount received by either the Company or its shareholders upon the change of control multiplied by the Discount Rate.

●	Upon the occurrence of a Termination Event (as defined under the note) and subject to applicable law, the Company will be required to facilitate the return of the Purchase Amount to the Investor immediately following the occurrence of the Termination Event.

The rest of the SAFE conditions are similar to the 2020 SAFEs’ terms. As such, it was determined to be freestanding financial instruments.

In August 2023 the Company repaid a total of $1,384 in Convertible Loans, consisting of $1,100 in invested principal and $284 in interest.

During the same time, 44 of 46 remaining loan investors signed the loan consent form and, as a result, the associated loans were extended for one year. Consequently, the associated extension incentive of $1,366 was granted in SAFEs to these loan investors. The loan consent form further ensures that the loans, including accrued interest, converts entirely into SAFEs immediately prior to the closing of the business combination pursuant to the BCA. These SAFEs originated based on the loan, are then converted under the same terms as captured in the SAFE amendment for original SAFE investors with a valuation cap of $200,000 and a 25% discount, and a $150,000 valuation cap in the case of a de-SPAC merger. See Note 9 for details on the SAFE amendment.

The Company has elected to account for the Convertible Loans using the fair value option. Refer to Note 11 for changes in fair value.

Bridge Loans and Warrants

During the year ended December 31, 2023, the Company entered into an agreement with a Lender (“the Lender”) to obtain financing in the amount of $1,000 at an interest rate of 15% per annum with an initial maturity date of 12 months. As a condition of the funding, the Company was required to obtain $2,000 of additional financing from third parties within 30 days of the issuance of the note.

In connection with the agreement, the Company entered into a secured promissory note agreement (the “Promissory Note”) with the Lender for $250 at an interest rate of 15% as an advance of the funding from the Lender. Upon maturity, the Lender may elect to receive the outstanding balance in either cash or convert the outstanding balance into ordinary shares of the Company at a price per share of $7.0265.

As of December 31, 2023, the Company had obtained $2,050 of the additional financing from third parties of which $400 was from related parties. In January 2024, the Company secured an additional $1,110 of the additional financing from third parties and received the remaining balance of $750 from the Lender. In February through April 2024, the Company secured an additional $3,014 of additional financing from third parties. For additional details following December 31, 2023, see Note 18.

In connection with the Bridge Loans, the Lender and the third-party investors received warrants to purchase a number of ordinary shares of the Company equal to twice the principal amount of their respective loan divided by a per share price of $7.0265. The warrants will be exercisable at an exercise price of NIS 0.01 at any time after issuance. The agreement provides for a total of 1,112,930 warrants, of which 796,938 and 315,947 will expire on the 3-year anniversary and 4-year anniversary of the issuance date, respectively. Of the 1,112,930 total warrants, 113,855 were due to related parties. The warrants are considered freestanding financial instruments and are equity classified. As of December 31, 2023, the Company had issued 512,346 warrants of which 113,855 were due to related parties. The Company recognized the warrants as a debt discount of $865 to additional paid-in capital. $193 of the debt discount was associated with related parties.

No warrants were exercised during the year ended December 31, 2023. As of December 31, 2023, 512,346 warrants were outstanding. The cash was allocated to the outstanding warrants based on the relative fair value, as determined in accordance with the methodology and assumptions described in Note 11. As of December 31, 2023, $865 was recorded as additional paid-in capital upon issuance of the warrants. The Company did not have any warrants outstanding during the year ended December 31, 2022. Subsequent to December 31, 2023, the Company issued the remaining 1,458,337 warrants and recognized $2,364 within additional paid-in capital. Refer to Note 18 for further information.

The Bridge Loans are subsequently accounted for under ASC 470: Debt at amortized cost using the effective interest method. The Bridge Loans contain an embedded derivative related to a put option which requires acceleration of repayment upon an event of default as defined in the loan agreement, the value of which is negligible as of December 31, 2023.

As of December 31, 2023, the future maturities of debt outstanding, including interest, are as follows:

Fiscal years ended December 31,	Amount
2024	$10,641
2025	-
2026	1,800
Thereafter	-
Total debt outstanding	$12,441